UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2019

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 35.6%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	$482,400
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	457,800	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	180,000	183,257
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,470,000	1,359,253

Total Diversified Telecommunication Services				2,482,710

Media - 1.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	870,000	840,629	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	292,262	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	80,000	77,497	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	5.050%	3/30/29	640,000	654,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,159,236
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	964,592
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	2,818,353
Comcast Corp., Senior Notes	4.150%	10/15/28	640,000	663,303
Comcast Corp., Senior Notes	4.700%	10/15/48	5,150,000	5,386,035
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	591,075
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,205,473	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	590,000	619,653	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,850,000	1,846,855	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	$211,870
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	300,000	296,625	(a)

Total Media				21,628,358

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000	873,263
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	974,400	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	22,000
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000	681,070
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,870,000	3,857,582
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	410,000	399,711

Total Wireless Telecommunication Services				6,808,026

TOTAL COMMUNICATION SERVICES				30,919,094

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
IHO Verwaltungs GmbH, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	9/15/21	420,000	412,650	(a)(b)

Diversified Consumer Services - 0.0%
Wesleyan University, Senior Notes	4.781%	7/1/2116	580,000	575,063

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	650,000	628,875	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,240,000	1,230,452
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000	543,455
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000	765,008

Total Hotels, Restaurants & Leisure				3,167,790

Household Durables - 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000	298,400
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	400,000	354,000

Total Household Durables				652,400

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Internet & Direct Marketing Retail - 1.2%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		$402,961
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000		6,227,574
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,520,000		8,791,398

Total Internet & Direct Marketing Retail					15,421,933

TOTAL CONSUMER DISCRETIONARY					20,229,836

CONSUMER STAPLES - 1.7%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	2,770,000		2,725,692	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000		993,068
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	310,000		296,717	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000		954,149
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	6,560,000		6,875,397
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000		495,983
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000		168,893
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000		387,562	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,002,482	(a)

Total Beverages					13,899,943

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	2,974,739	(c)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,010,000		956,465
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		318,880	(a)

Total Food Products					4,250,084

Tobacco - 0.4%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000		2,768,061
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000		1,673,362
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000		197,784

Total Tobacco					4,639,207

TOTAL CONSUMER STAPLES					22,789,234

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Notes	3.800%	11/15/25	970,000	$975,061
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,287,056
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,160,000	904,800	(a)

Total Energy Equipment & Services				3,166,917

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	920,000	987,994
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,090,143
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000	916,386
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	776,510
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	196,856
Apache Corp., Senior Notes	5.100%	9/1/40	4,160,000	3,888,201
Apache Corp., Senior Notes	4.750%	4/15/43	1,260,000	1,131,517
Apache Corp., Senior Notes	4.250%	1/15/44	1,800,000	1,540,583
Berry Petroleum Co. Escrow	—	—	440,000	0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	1,187,550	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	384,750
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	130,325
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	830,000	798,875
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,653,458
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,387,189
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	89,706
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	1,423,857
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	900,000	922,500	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,127,733
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	30,592
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	27,815
Devon Energy Corp., Senior Notes	5.000%	6/15/45	840,000	806,365
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000	2,457,262
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,600,000	2,533,076

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	$2,568,800
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,882,504
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	390,000	397,717
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	930,000	993,658
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	265,562
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	680,344	(g)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	910,000	489,125	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	130,000	64,838	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000	436,000
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,271,726
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	958,740
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,175,973
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	535,535
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	554,263
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	402,017
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000	0	*(d)(e)(f)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	286,013	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	408,825	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	410,000	363,875	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,106,561
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	521,200
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	890,969
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,385,820
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,101,167
MPLX LP, Senior Notes	5.500%	2/15/49	1,310,000	1,352,033
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,496,219
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	578,000	578,000

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	$576,809
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	134,177
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	920,000	898,180
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	210,000	209,712
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,662,782
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,230,000	4,232,115
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,542,401
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,609,275
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000	359,847
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000	282,100
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000	191,950
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	535,425
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,268,500	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,510,357	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,512,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	38,800
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000	1,175,000	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,382,489
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	258,000	260,407	(a)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	1,908,613

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000		$1,539,676
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,352,175

Total Oil, Gas & Consumable Fuels					78,839,817

TOTAL ENERGY					82,006,734

FINANCIALS - 17.3%
Banks - 15.2%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	5,367,544	(c)(g)(h)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	2/19/19	1,400,000		1,045,065	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (6.125% to 11/16/27 then USD 5 year Swap Rate + 3.870%)	6.125%	11/16/27	1,600,000		1,411,552	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,913,993	(c)(g)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		1,824,510	(a)(g)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		824,813	(a)(g)(h)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	5,700,000	EUR	6,599,881	(c)(g)(h)
Banco Santander SA, Junior Subordinated Notes (6.375% to 5/19/19 then USD 5 year Swap Rate + 4.788%)	6.375%	5/19/19	2,000,000		1,965,044	(c)(g)(h)
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000		392,248

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		$6,097,709	(g)(h)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,009,187	(g)(h)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/15/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,506,984	(g)(h)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,243,658
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		437,505
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,776,289	(g)(h)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Annual + 6.750%)	8.000%	12/15/20	4,300,000	EUR	5,382,099	(g)(h)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		2,947,437	(g)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	2,978,867	(c)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year Swap Rate + 3.980%)	7.000%	8/16/28	200,000		199,045	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,108,942	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	1,320,000		1,390,376	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,500,000		$2,554,809	(a)(g)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	900,000		937,560	(a)(g)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	5,380,473	(c)(g)
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	450,000		436,039	(g)(h)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	11,210,000		11,170,485	(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,720,000		1,744,037	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		1,902,765
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		852,083
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		542,829
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		1,954,266
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,614,975
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,856,268
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		477,096
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,848,680	(c)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,277,559	(c)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,530,540	(a)(g)(h)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	4,876,597	(c)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	770,000		$781,332	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		852,838	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,520,000		1,513,669	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		864,494	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	570,000		560,501	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,290,000		3,210,941	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		664,017
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		2,813,738	(g)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		595,934
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	5,164,130	(c)(g)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	6,476,274	(c)(g)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		183,735	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		380,350	(a)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	640,000		656,025	(g)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		1,514,543

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	$3,013,216	(c)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,526,096	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,441,222
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,133,815
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		418,049
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		11,543,197
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		656,418	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		445,882	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	330,000		332,769	(a)
Societe Generale SA, Subordinated Notes (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	5,274,961	(c)(g)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,200,000		1,273,928	(a)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	8,571,421	(c)(g)(h)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,737,826	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/22/19	16,617,000		16,091,570	(g)(h)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		879,635	(g)(h)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		2,302,109
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,071,566

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000	$1,390,705
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000	513,814

Total Banks				202,230,529

Capital Markets - 1.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	300,000	297,442	(a)(g)(h)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000	1,806,878	(a)(g)(h)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	250,000	239,114	(a)(g)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,880,000	2,935,492
Goldman Sachs Capital II Ltd. Gtd. (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/4/19	149,000	110,107	(g)(h)
Goldman Sachs Capital III, Gtd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	3/4/19	96,000	68,302	(g)(h)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000	590,737
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	432,685	(g)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	616,199
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,073,723
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	4,725,214
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,290,000	1,342,964	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group Funding Switzerland AG, Senior Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	$2,581,581	(c)(g)(h)
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		2,905,200	(a)(g)(h)

Total Capital Markets					20,725,638

Consumer Finance - 0.0%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000		289,200

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		334,477
DAE Funding LLC, Senior Notes	5.750%	11/15/23	400,000		405,000	(a)
ILFC E-Capital Trust I ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.550%	12/21/65	740,000		563,491	(a)(g)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		668,804
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000		348,515	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	560,000		569,800	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		801,710	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		63,782	(a)

Total Diversified Financial Services					3,755,579

Insurance - 0.2%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000		2,043,500	(a)

TOTAL FINANCIALS					229,044,446

HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,020,000		1,972,090
Health Care Providers & Services - 1.2%
Agiliti Health Inc., Secured Notes	7.625%	8/15/20	150,000		150,000
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	200,000		186,522

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Catholic Health Initiatives, Secured Notes	4.350%	11/1/42	1,720,000	$1,561,549
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	183,879
Centene Corp., Senior Notes	6.125%	2/15/24	290,000	304,500
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	619,912
CVS Health Corp., Senior Notes	4.300%	3/25/28	300,000	304,462
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,133,456
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,480,000	7,690,283
DaVita Inc., Senior Notes	5.000%	5/1/25	60,000	57,975
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	769,478
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,054,032
HCA Inc., Senior Notes	5.375%	2/1/25	340,000	351,795
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	41,462
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	242,400
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	83,544
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	839,588

Total Health Care Providers & Services				15,574,837

Pharmaceuticals - 2.3%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	70,000	67,515
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	308,000	308,578	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	1,360,000	1,432,216	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	22,060,000	20,901,850	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	460,000	458,850	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,340,200	(a)
Bausch Health Cos. Inc., Senior Notes	8.500%	1/31/27	80,000	83,800	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	600,000	567,475

Total Pharmaceuticals				31,160,484

TOTAL HEALTH CARE				48,707,411

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
United Technologies Corp., Senior Notes	4.125%	11/16/28	2,290,000	$2,360,074

Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,220,000	2,031,463
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,450,000	1,486,250	(a)

Total Air Freight & Logistics				3,517,713

Commercial Services & Supplies - 0.1%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	421,787
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	315,813
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	650,000	676,000

Total Commercial Services & Supplies				1,413,600

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.875%	1/14/38	1,270,000	1,285,048
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	2,529,940

Total Industrial Conglomerates				3,814,988

TOTAL INDUSTRIALS				11,106,375

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	273,568	(a)

IT Services - 0.1%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	730,000	748,706	(a)

Software - 0.3%
Microsoft Corp., Senior Notes	3.300%	2/6/27	3,700,000	3,753,695
Microsoft Corp., Senior Notes	3.700%	8/8/46	800,000	796,509

Total Software				4,550,204

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000	2,511,046	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,430,000	1,455,344	(a)

Total Technology Hardware, Storage & Peripherals				3,966,390

TOTAL INFORMATION TECHNOLOGY				9,538,868

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	$243,750	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	480,000	481,200	(a)

Total Containers & Packaging				724,950

Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	542,321	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	255,191	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	621,482	(a)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year Swap Rate + 5.093% to 10/19/45 then USD 5 year Swap Rate + 5.843%)	6.750%	10/19/75	1,880,000	2,040,223	(a)(g)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,200,000	1,122,750	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	9,588
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	38,500
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	290,000	290,887	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,190,000	1,126,007	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	862,779

Total Metals & Mining				6,909,728

TOTAL MATERIALS				7,634,678

UTILITIES - 0.8%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,690,944	(a)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,070,000	2,027,410
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,630,000	7,193,196
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000	254,772

TOTAL UTILITIES				11,166,322

TOTAL CORPORATE BONDS & NOTES (Cost - $468,607,709)				473,142,998

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 30.5%
Argentina - 3.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.654%	6/21/20	147,240,000	ARS	$4,351,225	(g)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,350,000	ARS	2,498,101
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	76,600,000	ARS	1,790,265
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	1,512,162
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		5,303,475
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,870,000		1,663,617
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,620,000		1,376,409
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,560,000		4,441,050
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		2,552,299
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		846,430
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	7,340,000		5,723,438
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	264,570,686	ARS	6,676,030
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		776,059	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		1,625,250	(a)

Total Argentina					41,135,810

Australia - 0.5%
Australia Government Bond, Senior Notes	3.000%	3/21/47	8,330,000	AUD	6,321,198	(c)

Brazil - 4.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	91,889,000	BRL	26,463,436
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	48,271,000	BRL	14,052,615
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,469,000	BRL	721,955

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		$1,749,463
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	14,720,000		13,603,267

Total Brazil					56,590,736

China - 0.7%
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	308,967	(c)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,650,242	(c)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,346,328	(c)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,563,556	(c)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,508,984	(c)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	299,323	(c)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	790,838	(c)

Total China					9,468,238

Colombia - 0.9%
Colombia Government International Bond	5.200%	5/15/49	3,640,000		3,771,040
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	7,356,000		8,036,430

Total Colombia					11,807,470

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	2,000,000		2,120,900	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,000,000		1,962,900	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	3,480,000		3,262,326	(a)

Total Ecuador					7,346,126

Egypt - 0.6%
Egypt Government Bond, Bonds	15.160%	10/10/22	74,370,000	EGP	3,935,751

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - (continued)
Egypt Government Bond, Bonds	15.250%	12/9/24	22,890,000	EGP	$1,188,444
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	2,920,000		2,839,472	(a)

Total Egypt					7,963,667

Indonesia - 2.0%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	3,230,000		3,089,740
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	14,808,000,000	IDR	1,040,628
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	3,507,000,000	IDR	253,766
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	245,229,000,000	IDR	16,260,846
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	84,287,000,000	IDR	5,996,083

Total Indonesia					26,641,063

Italy - 1.1%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	12,570,000	EUR	14,375,277

Japan - 0.4%
Japan Government Thirty Year Bond, Senior Notes	0.700%	6/20/48	620,000,000	JPY	5,788,976

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,375,686	(a)

Mexico - 5.8%
Mexican Bonos, Bonds	8.000%	11/7/47	304,240,000	MXN	14,610,918
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,559,588
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,283,645,400	MXN	60,296,041

Total Mexico					76,466,547

Russia - 4.1%
Russian Federal Bond - OFZ	7.400%	12/7/22	44,150,000	RUB	668,308
Russian Federal Bond - OFZ	7.000%	1/25/23	499,900,000	RUB	7,439,433
Russian Federal Bond - OFZ	7.000%	8/16/23	495,680,000	RUB	7,340,113
Russian Federal Bond - OFZ	8.150%	2/3/27	1,819,012,000	RUB	28,174,234
Russian Federal Bond - OFZ	7.050%	1/19/28	793,914,000	RUB	11,431,293

Total Russia					55,053,381

South Africa - 3.9%
Republic of South Africa Government Bond	10.500%	12/21/26	118,290,000	ZAR	9,870,766

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - (continued)
Republic of South Africa Government Bond	7.000%	2/28/31	165,000,000	ZAR	$10,463,839
Republic of South Africa Government Bond	6.500%	2/28/41	19,790,000	ZAR	1,072,774
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,120,000		7,588,457
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	409,480,000	ZAR	22,639,725

Total South Africa					51,635,561

Supranational - 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,478,995

Turkey - 1.3%
Turkey Government Bond	10.500%	8/11/27	29,360,000	TRY	4,764,859
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	12,520,000		12,029,817

Total Turkey					16,794,676

United Arab Emirates - 1.0%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	10,260,000		10,073,832	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,236,319	(a)

Total United Arab Emirates					13,310,151

TOTAL SOVEREIGN BONDS (Cost - $451,069,035)					404,553,558

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.2%
U.S. Government Obligations - 9.2%
U.S. Treasury Bonds	4.250%	11/15/40	23,330,000		28,339,115
U.S. Treasury Bonds	3.750%	11/15/43	11,535,000		13,076,004
U.S. Treasury Bonds	3.000%	2/15/47	23,660,300		23,670,467
U.S. Treasury Bonds	3.000%	5/15/47	1,043,000		1,041,941
U.S. Treasury Bonds	3.000%	2/15/48	3,915,000		3,905,595
U.S. Treasury Bonds	3.375%	11/15/48	11,950,000		12,818,475
U.S. Treasury Notes	2.500%	1/31/24	20,500,000		20,558,857
U.S. Treasury Notes	2.625%	1/31/26	18,820,000		18,947,917

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $120,509,846)					122,358,371

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 6.6%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	3.150%	7/25/35	343,697		337,619	(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO (-1.000 x 1mo. USD LIBOR + 5.100%)	2.590%	5/25/35	546,087	$33,198	(g)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.725%	4/10/49	375,367	230,600	(g)
Banc of America Funding Corp., 2015-R3 2A2	2.636%	2/27/37	4,263,946	3,504,294	(a)(g)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	5.759%	10/15/32	4,660,000	4,669,418	(a)(g)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	6.759%	10/15/32	1,390,000	1,391,846	(a)(g)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.997%	5/15/37	6,500,000	6,287,742	(a)(g)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.645%	6/15/38	77,791	44,226	(g)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.590%	8/27/36	9,318,204	8,390,391	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	10.460%	5/25/25	1,579,286	1,938,044	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	7.660%	10/25/29	4,880,000	5,517,441	(g)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.510%	7/25/25	1,265,644	1,403,413	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	8.260%	7/25/29	3,400,000	3,985,038	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.910%	5/25/30	3,540,000	3,612,043	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	6.060%	7/25/30	5,280,000	5,200,774	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	6.110%	1/25/30	3,880,000	3,958,359	(a)(g)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	839,270	828,920	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	110,000	$28,875	(g)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	6.259%	9/15/31	8,150,000	8,143,227	(a)(g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.780%	11/25/36	1,659,292	1,205,097	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.092%	4/17/45	193,006	107,118	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	120,150	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	661,000	506,367	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.717%	6/15/35	10,570,000	10,509,952	(a)(g)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	622,947	439,364	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	268,917	197,519	(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.162%	9/12/49	119,612	77,149	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	340,951	260,651
Residential Asset Securitization Trust, 2005-A15 2A11 (-1.000 x 1mo. USD LIBOR + 5.550%)	3.040%	2/25/36	2,055,425	305,748	(g)
Residential Asset Securitization Trust, 2005-A15, 1A4	5.750%	2/25/36	161,361	159,535
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	3.253%	5/20/34	226,083	204,133	(g)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.659%	11/15/27	5,070,000	3,891,451	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.892%	5/10/63	310,000	219,226	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.892%	5/10/63	550,000	$288,776	(a)(g)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.773%	2/15/51	4,913,935	4,307,086	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	3.252%	2/25/46	3,091,945	2,881,517	(g)
Washington Mutual Mortgage Pass-Through Certificates, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.910%	6/25/35	135,215	114,880	(g)
Washington Mutual Mortgage Pass-Through Certificates, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	2.990%	12/25/45	3,123,959	1,855,679	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $86,865,954)				87,156,866

ASSET-BACKED SECURITIES - 2.8%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.985%	1/25/34	446,640	428,882	(g)
Applebee’s Funding LLC/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,041,500	3,028,399	(a)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	2.792%	11/28/36	3,098,456	2,972,673	(g)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	1,762,495	1,811,880	(a)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	3,871,024	3,915,324	(g)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.307%	10/15/22	4,772,948	4,808,259	(a)(g)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,400,000	3,459,522
Hertz Vehicle Financing II LP, 2018-1A, A	3.290%	2/25/24	2,060,000	2,020,059	(a)
Nelnet Student Loan Trust, 2008-3 A4 (3 mo. USD LIBOR + 1.650%)	4.327%	11/25/24	1,540,203	1,550,907	(g)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	3,733,695	3,518,072
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,641,918	3,280,119

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.860%	8/25/36	2,160,000		$2,133,039	(g)
SLM Private Credit Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	3.028%	12/16/41	5,000,000		4,878,448	(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $37,728,240)					37,805,583

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.2%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	15,367,618	BRL	5,288,089

Japan - 1.8%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	969,060,000	JPY	9,118,995
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	478,536,000	JPY	4,518,469
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	1,115,978,952	JPY	10,588,609

Total Japan					24,226,073

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $30,069,190)					29,514,162

SENIOR LOANS - 2.1%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	5.249%	1/31/25	499,950		478,910	(g)(j)(k)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.756%	2/22/24	1,010,000		993,948	(g)(j)(k)

Total Diversified Telecommunication Services					1,472,858

Media - 0.3%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.252%	11/18/24	135,968		132,229	(e)(g)(j)(k)
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	1,256,459		1,241,852	(g)(j)(k)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.196%	1/31/26	926,275		869,541	(g)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	3/15/24	1,560,167	$1,459,731	(g)(j)(k)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	5.009%	1/15/26	674,658	665,442	(g)(j)(k)

Total Media				4,368,795

TOTAL COMMUNICATION SERVICES				5,841,653

CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.249%	5/2/22	1,073,826	1,060,595	(g)(j)(k)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.745%	2/16/24	1,128,362	1,110,867	(g)(j)(k)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	1,212,461	1,205,893	(g)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.249%	12/23/24	1,097,775	1,086,014	(g)(j)(k)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.259%	10/4/23	800,881	789,512	(g)(j)(k)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.260%	10/25/23	469,506	465,046	(g)(j)(k)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.249%	8/14/24	1,302,021	1,263,774	(g)(j)(k)

Total Hotels, Restaurants & Leisure				5,921,106

Specialty Retail - 0.1%
Michaels Stores Inc., 2018 Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	5.003%	1/30/23	1,327,466	1,315,817	(e)(g)(j)(k)

TOTAL CONSUMER DISCRETIONARY				8,297,518

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings Inc., Replacement Series A Incremental Term Loan (1 mo. USD LIBOR + 2.000%)	4.520%	5/24/24	816,904	808,735	(g)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.999%	8/18/22	1,163,187	$1,143,073	(g)(j)(k)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.553%	6/7/23	566,453	548,539	(g)(j)(k)

Total Health Care Providers & Services				1,691,612

Health Care Technology - 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	3/1/24	1,093,980	1,073,078	(g)(j)(k)

TOTAL HEALTH CARE				2,764,690

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.503%	1/15/25	974,187	966,149	(g)(j)(k)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 2.000%)	4.500%	2/24/25	1,160,927	1,145,146	(g)(j)(k)

Total Air Freight & Logistics				2,111,295

Building Products - 0.1%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	11/15/23	1,209,719	1,175,570	(g)(j)(k)

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.499%	4/9/23	503,537	498,232	(g)(j)(k)

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. USD LIBOR + 2.250%)	4.769%	1/2/25	85,355	83,297	(g)(j)(k)

TOTAL INDUSTRIALS				3,868,394

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2024A New Dollar Term Loan (1 mo. USD LIBOR + 2.000%)	4.519%	4/26/24	1,246,178	1,242,933	(g)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.1%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	9/7/23	777,517	$768,246	(g)(j)(k)

TOTAL INFORMATION TECHNOLOGY				2,011,179

MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. USD LIBOR + 2.000%)	4.499%	10/31/23	997,312	974,456	(g)(j)(k)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.516%	10/1/22	925,049	913,197	(g)(j)(k)
Berry Global Inc., Term Loan R (1 mo. USD LIBOR + 2.000%)	4.516%	10/1/22	311,043	307,654	(g)(j)(k)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/5/23	769,271	759,923	(g)(j)(k)

Total Containers & Packaging				1,980,774

TOTAL MATERIALS				2,955,230

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.414%	3/21/25	890,123	877,699	(g)(j)(k)

TOTAL SENIOR LOANS (Cost - $27,992,784)				27,425,098

MUNICIPAL BONDS - 0.4%
California - 0.0%
Morongo Band of Mission Indians, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	371,743	(a)

Illinois - 0.3%
City of Chicago, IL, GO, Refunding Taxable Project, Series B	6.314%	1/1/44	1,050,000	1,025,504
Illinois State Taxable Pension	5.100%	6/1/33	2,925,000	2,803,115

Total Illinois				3,828,619

Michigan - 0.0%
Detroit, MI, GO, Final Recovery, Series B1	4.000%	4/1/44	820,000	716,065

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority, Build America Bond	6.561%	12/15/40	820,000	$1,011,437

TOTAL MUNICIPAL BONDS (Cost - $5,803,798)				5,927,864

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
U.S. Treasury Bonds, Inflation Indexed (Cost - $5,314,227)	0.750%	2/15/45	5,929,517	5,479,978

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.4%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
Australian Dollar Futures, Call @ $70.50	2/8/19	99	99,000	218,790
Australian Dollar Futures, Call @ $72.50	2/8/19	51	51,000	23,970
Australian Dollar Futures, Call @ $73.00	3/8/19	101	101,000	61,610
Euro Bund Futures, Call @ 170.00EUR	2/22/19	1,289	128,900,000	29,508
Euro Bund Futures, Call @ 170.50EUR	2/22/19	3,007	300,700,000	34,418
Euro Bund Futures, Call @ 171.50EUR	2/22/19	671	67,100,000	7,680
Euro Bund Futures, Call @ 172.00EUR	2/22/19	47	4,700,000	538
Euro-BTP Futures, Put @ 119.00EUR	2/22/19	442	44,200,000	5,059
Euro-OAT Futures, Call @ 158.00EUR	2/22/19	617	617,000	7,062
Japanese Yen Currency Futures, Call @ $89.00	3/8/19	26	3,250,000	103,350
U.S. Treasury 2-Year Notes Futures, Call @ $106.75	2/22/19	199	398,000	0	(f)
U.S. Treasury 5-Year Notes Futures, Put @ $108.00	2/22/19	7,989	7,989,000	0	(f)
U.S. Treasury 5-Year Notes Futures, Put @ $109.25	2/22/19	2,112	2,112,000	0	(f)
U.S. Treasury 5-Year Notes Futures, Put @ $112.50	2/22/19	1,084	1,084,000	0	(f)
U.S. Treasury 10-Year Notes Futures, Call @ $121.50	2/22/19	126	126,000	133,875
U.S. Treasury 10-Year Notes Futures, Call @ $121.75	2/22/19	120	120,000	103,125
U.S. Treasury 10-Year Notes Futures, Call @ $126.00	2/22/19	1,084	1,084,000	16,938

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $126.50	2/22/19	12,445	12,445,000	$194,453
U.S. Treasury 10-Year Notes Futures, Call @ $128.50	2/22/19	1,714	1,714,000	0	(f)
U.S. Treasury 10-Year Notes Futures, Call @ $130.00	2/22/19	1,569	1,569,000	0	(f)
U.S. Treasury 10-Year Notes Futures, Call @ $131.00	2/22/19	3,604	3,604,000	0	(f)
U.S. Treasury 10-Year Notes Futures, Put @ $122.25	2/22/19	50	50,000	14,844
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	3/22/19	289	289,000	13,547
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	3/22/19	300	300,000	9,375
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50	2/22/19	200	200,000	325,000
U.S. Treasury Long-Term Bonds Futures, Call @ $146.00	2/22/19	530	530,000	687,344
U.S. Treasury Long-Term Bonds Futures, Call @ $146.50	2/22/19	188	188,000	190,938
U.S. Treasury Long-Term Bonds Futures, Put @ $127.00	2/22/19	969	969,000	0	(f)
U.S. Treasury Long-Term Bonds Futures, Put @ $130.00	2/22/19	2,367	2,367,000	0	(f)
U.S. Treasury Long-Term Bonds Futures, Put @ $132.00	2/22/19	5,344	5,344,000	0	(f)
U.S. Treasury Long-Term Bonds Futures, Put @ $135.00	2/22/19	700	700,000	10,938
U.S. Treasury Long-Term Bonds Futures, Put @ $145.50	2/22/19	25	25,000	10,938

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				2,203,300

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.2%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.31 Index, Put @ 120.00bps	Bank of America N.A.	2/20/19	210,350,000	210,350,000	$5,768
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Call @ 65.00bps	Bank of America N.A.	2/20/19	69,670,000	69,670,000	32,761
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Call @ 75.00bps	Bank of America N.A.	2/20/19	67,160,000	67,160,000	251,543
Credit default swaption with BNP Paribas SA to buy protection on Markit CDX.NA.IG.31 Index, Put @ 120.00bps	BNP Paribas SA	2/20/19	40,000,000	40,000,000	1,097
Credit default swaption with BNP Paribas SA to sell protection on Markit CDX.NA.IG.31 Index, Call @ 80.00bps	BNP Paribas SA	2/20/19	13,270,000	13,270,000	78,150
U.S. Dollar/Australian Dollar, Put @ 0.74AUD	Citibank N.A.	4/2/19	13,110,000	13,110,000	104,657
U.S. Dollar/Canadian Dollar, Put @ 1.32CAD	Barclays Bank PLC	2/20/19	13,900,000	13,900,000	146,412
U.S. Dollar/Canadian Dollar, Put @ 1.32CAD	JPMorgan Chase & Co.	3/19/19	20,200,000	20,200,000	264,067
U.S. Dollar/Canadian Dollar, Put @ 1.30CAD	JPMorgan Chase & Co.	3/29/19	6,700,000	6,700,000	42,110
U.S. Dollar/Euro, Call @ $1.15	JPMorgan Chase & Co.	10/21/19	14,900,000	14,900,000	218,948
U.S. Dollar/Indian Rupee, Put @ 69.75INR	JPMorgan Chase & Co.	3/1/19	13,268,000	13,268,000	20,898
U.S. Dollar/Indian Rupee, Put @ 71.50INR	Barclays Bank PLC	9/5/19	15,040,000	15,040,000	247,652

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC Purchased Options - (continued)
U.S. Dollar/Indian Rupee, Put @ 62.50INR	Citibank N.A.	5/13/20	75,900,000	75,900,000		$97,832
U.S. Dollar/Mexican Peso, Put @ 20.20MXN	Goldman Sachs Group Inc.	3/4/19	13,269,000	13,269,000		705,989
U.S. Dollar/Mexican Peso, Put @ 19.00MXN	JPMorgan Chase & Co.	4/11/19	19,900,000	19,900,000		242,501
U.S. Dollar/Turkish Lira, Put @ 5.35TRY	Goldman Sachs Group Inc.	2/7/19	14,770,000	14,770,000		447,065

TOTAL OTC PURCHASED OPTIONS						2,907,450

TOTAL PURCHASED OPTIONS (Cost - $4,537,112)						5,110,750

				SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Corp.				39,107		461,068
Blue Ridge Mountain Resources Inc.				85,639		417,918	*

TOTAL COMMON STOCKS (Cost - $2,293,532)						878,986

		RATE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $398,161)		8.401%		15,225		397,525	(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,241,189,588)						1,199,751,739

			MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.2%
SOVEREIGN BONDS - 0.5%
Argentina Treasury Bill		(61.128)%	2/28/19	58,100,000	ARS	1,855,431	(l)
Argentina Treasury Bill		(89.813)%	3/29/19	150,000,000	ARS	4,659,609	(l)

TOTAL SOVEREIGN BONDS (Cost - $6,344,995)						6,515,040

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.7%
Western Asset Government Cash Management Portfolio LLC (Cost - $9,052,187)	2.400%	9,052,187	$9,052,187	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,397,182)			15,567,227

TOTAL INVESTMENTS - 91.5% (Cost - $1,256,586,770)			1,215,318,966
Other Assets in Excess of Liabilities - 8.5%			112,901,185

TOTAL NET ASSETS - 100.0%			$1,328,220,151

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Rate shown represents yield-to-maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At January 31, 2019, the total market value of investments in Affiliated Companies was $9,052,187 and the cost was $9,052,187 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread. 100 basis points = 1.00%
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	3/8/19	$72.50		25	$25,000	$21,750
Euro-Bund Futures, Call	2/22/19	164.00	EUR	100	10,000,000	206,028
Euro-Bund Futures, Call	2/22/19	165.00	EUR	424	42,400,000	480,457
Euro-Bund Futures, Put	2/22/19	162.00	EUR	247	24,700,000	8,481
Euro-Bund Futures, Put	2/22/19	162.50	EUR	199	19,900,000	9,111
Euro-Bund Futures, Put	2/22/19	164.00	EUR	353	35,300,000	52,526
Euro-Bund Futures, Put	2/22/19	164.50	EUR	2	200,000	458
Euro-Bund Futures, Put	3/22/19	160.00	EUR	75	7,500,000	11,160
U.S. Treasury 5-Year Notes Futures, Call	2/22/19	115.00		496	496,000	89,125
U.S. Treasury 5-Year Notes Futures, Put	2/22/19	113.75		249	249,000	3,891
U.S. Treasury 5-Year Notes Futures, Put	2/22/19	114.25		898	898,000	42,094
U.S. Treasury 5-Year Notes Futures, Put	2/22/19	114.50		149	149,000	13,969

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	2/22/19	$121.00	152	$152,000	$230,375
U.S. Treasury 10-Year Notes Futures, Call	2/22/19	122.00	489	489,000	328,547
U.S. Treasury 10-Year Notes Futures, Call	2/22/19	122.50	1,098	1,098,000	428,906
U.S. Treasury 10-Year Notes Futures, Call	2/22/19	123.00	669	669,000	135,891
U.S. Treasury 10-Year Notes Futures, Call	2/22/19	124.00	199	199,000	12,438
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	122.50	303	303,000	236,719
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	123.00	300	300,000	159,375
U.S. Treasury 10-Year Notes Futures, Put	2/22/19	119.00	467	467,000	0	(a)
U.S. Treasury 10-Year Notes Futures, Put	2/22/19	119.50	149	149,000	0	(a)
U.S. Treasury 10-Year Notes Futures, Put	2/22/19	120.50	74	74,000	1,156
U.S. Treasury 10-Year Notes Futures, Put	2/22/19	121.00	653	653,000	30,609
U.S. Treasury 10-Year Notes Futures, Put	2/22/19	121.50	260	260,000	24,375
U.S. Treasury 10-Year Notes Futures, Put	2/22/19	122.00	11	11,000	2,234
U.S. Treasury 10-Year Notes Futures, Put	3/22/19	120.50	228	228,000	14,250
U.S. Treasury Long-Term Bonds Futures, Call	2/22/19	142.00	51	51,000	241,453
U.S. Treasury Long-Term Bonds Futures, Call	2/22/19	145.00	86	86,000	172,000
U.S. Treasury Long-Term Bonds Futures, Call	2/22/19	147.00	264	264,000	206,250
U.S. Treasury Long-Term Bonds Futures, Call	2/22/19	148.00	163	163,000	73,859
U.S. Treasury Long-Term Bonds Futures, Put	2/22/19	144.00	623	623,000	97,344
U.S. Treasury Long-Term Bonds Futures, Put	2/22/19	145.00	175	175,000	54,688

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $4,181,605)					$3,389,519

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	2/20/19	95.00	bps	67,160,000	$67,160,000	‡	$5,519
Credit default swaption with BNP Paribas SA to sell protection on Markit CDX.NA.IG.31 Index, Put	BNP Paribas SA	2/20/19	100.00	bps	13,270,000	13,270,000	‡	968
U.S. Dollar/Canadian Dollar, Put	Barclays Bank PLC	2/20/19	1.30	CAD	27,800,000	27,800,000		68,633
U.S. Dollar/Euro, Put	JPMorgan Chase & Co.	10/21/19	$1.22		14,900,000	14,900,000		33,029
U.S. Dollar/Indian Rupee, Call	JPMorgan Chase & Co.	3/1/19	73.00	INR	13,268,000	13,268,000		19,873
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	3/4/19	21.50	MXN	13,269,000	13,269,000		3,316
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	4/11/19	20.00	MXN	19,900,000	19,900,000		185,764
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	2/6/19	19.52	MXN	14,760,000	14,760,000		300,174
U.S. Dollar/Turkish Lira, Call	Goldman Sachs Group Inc.	2/7/19	6.20	TRY	14,770,000	14,770,000		59

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,727,293)								$717,335

TOTAL WRITTEN OPTIONS (Premiums received - $5,908,898)								$4,106,854

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviations used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%
CAD	— Canadian Dollar
EUR	— Euro
INR	— Indian Rupee
MXN	— Mexican Peso
TRY	— Turkish Lira

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	7,933	12/19	$1,923,334,484	$1,931,487,175	$8,152,691
90-Day EuroDollar	109	3/20	26,604,834	26,561,937	(42,897)
90-Day EuroDollar	2,322	6/20	564,506,207	566,161,650	1,655,443
90-Day EuroDollar	546	3/21	133,113,158	133,224,000	110,842
British Pound	182	3/19	14,318,736	14,947,888	629,152
Canadian 10-Year Bonds	85	3/19	8,573,621	8,903,992	330,371
Euro	16	3/19	2,302,584	2,297,300	(5,284)
Euro-BTP	437	3/19	61,791,247	64,809,644	3,018,397
Euro-BTP	207	3/19	26,020,751	26,413,202	392,451
Japanese Yen	316	3/19	35,291,709	36,401,225	1,109,516
Mexican Peso	1,737	3/19	43,289,472	45,101,205	1,811,733
Russian Ruble	511	3/19	19,118,340	19,392,450	274,110
U.S. Treasury 5-Year Notes	7,139	3/19	814,230,744	819,981,114	5,750,370
U.S. Treasury Long-Term Bonds	8,358	3/19	1,190,570,501	1,226,014,125	35,443,624
U.S. Treasury Ultra Long-Term Bonds	1,018	3/19	162,585,699	164,025,250	1,439,551

					60,070,070

Contracts to Sell:
Australian 10-Year Bonds	88	3/19	8,403,093	8,540,851	(137,758)
Australian Dollar	68	3/19	4,933,910	4,943,600	(9,690)
Canadian Dollar	676	3/19	50,977,177	51,541,620	(564,443)
Euro-Bund	4,443	3/19	827,229,190	842,507,794	(15,278,604)
Euro-Buxl	379	3/19	77,151,586	80,626,700	(3,475,114)
Euro-Oat	617	3/19	106,270,867	107,994,887	(1,724,020)
Japanese 10-Year Bonds	99	3/19	138,050,695	138,777,232	(726,537)
U.S. Treasury 10-Year Notes	18,299	3/19	2,196,289,716	2,241,055,656	(44,765,940)
United Kingdom Long Gilt Bonds	508	3/19	81,781,341	82,307,150	(525,809)

					(67,207,915)

Net unrealized depreciation on open futures contracts					$(7,137,845)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	54,810,000	USD	14,492,332	Citibank N.A.	2/4/19	$531,751
USD	14,538,462	BRL	54,810,000	JPMorgan Chase & Co.	2/4/19	(485,622)
MXN	276,360,000	USD	14,483,480	Barclays Bank PLC	2/5/19	(42,345)
MXN	294,000,000	USD	14,700,000	Goldman Sachs Group Inc.	2/5/19	662,910
USD	29,400,000	MXN	570,360,000	Goldman Sachs Group Inc.	2/5/19	(404,045)
ARS	163,071,719	USD	4,173,812	Citibank N.A.	2/7/19	164,932
USD	888,033	ARS	33,763,000	Citibank N.A.	2/7/19	(10,278)
USD	2,222,195	ARS	83,243,433	Citibank N.A.	2/7/19	7,391
USD	2,664,096	ARS	100,170,000	Citibank N.A.	2/7/19	(1,063)
USD	2,664,181	ARS	100,040,000	Citibank N.A.	2/7/19	2,481
ARS	68,510,710	USD	1,753,089	Goldman Sachs Group Inc.	2/7/19	69,732
ARS	85,634,004	USD	2,191,361	JPMorgan Chase & Co.	2/7/19	87,048
USD	6,540,000	TRY	37,206,060	Goldman Sachs Group Inc.	2/8/19	(628,306)
ARS	36,304,992	USD	896,641	Citibank N.A.	2/15/19	61,292
ARS	287,430,000	USD	7,066,937	Citibank N.A.	2/15/19	517,111
ARS	121,310,000	USD	3,246,187	JPMorgan Chase & Co.	2/15/19	(45,335)
USD	3,004,210	ARS	121,310,000	JPMorgan Chase & Co.	2/15/19	(196,642)
USD	8,726,919	MXN	181,614,171	Goldman Sachs Group Inc.	3/6/19	(721,601)
USD	6,736,235	INR	479,889,400	JPMorgan Chase & Co.	3/6/19	14,898
EUR	27,000,000	USD	30,969,000	Citibank N.A.	3/20/19	63,613
ARS	32,081,000	USD	695,267	Citibank N.A.	3/26/19	117,076
ARS	49,030,000	USD	1,107,022	Citibank N.A.	3/26/19	134,497
USD	2,891,292	ARS	127,929,840	Citibank N.A.	3/26/19	(348,100)
USD	2,118,612	ARS	92,774,030	Goldman Sachs Group Inc.	3/26/19	(230,577)
ARS	16,430,000	USD	348,388	JPMorgan Chase & Co.	3/26/19	67,646
ARS	26,619,000	USD	567,267	JPMorgan Chase & Co.	3/26/19	106,769
ARS	29,421,950	USD	619,409	Goldman Sachs Group Inc.	3/29/19	123,254
ARS	42,090,000	USD	914,602	Goldman Sachs Group Inc.	3/29/19	147,826
CAD	3,100,000	USD	2,360,676	Barclays Bank PLC	4/1/19	1,967
USD	2,360,826	CAD	3,100,000	JPMorgan Chase & Co.	4/1/19	(1,817)
USD	12,716,100	MXN	247,334,503	JPMorgan Chase & Co.	4/15/19	(72,191)
INR	1,089,488,000	USD	15,150,084	Barclays Bank PLC	4/16/19	35,088
INR	5,428,261,875	USD	76,519,596	Barclays Bank PLC	4/16/19	(861,039)
BRL	54,680,875	USD	14,740,370	Barclays Bank PLC	4/17/19	174,047
CAD	48,904,361	USD	36,846,104	Barclays Bank PLC	4/17/19	440,658
MXN	13,000,000	USD	672,585	Barclays Bank PLC	4/17/19	(638)
NOK	112,147,000	USD	13,192,259	Barclays Bank PLC	4/17/19	150,012
TRY	16,843,085	USD	2,902,029	Barclays Bank PLC	4/17/19	224,294

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,732,436	AUD	26,172,307	Barclays Bank PLC	4/17/19	$(312,776)
USD	15,728,785	CNH	108,273,810	Barclays Bank PLC	4/17/19	(416,737)
USD	9,110,746	CNY	62,825,884	Barclays Bank PLC	4/17/19	(261,297)
USD	946,399	COP	2,957,495,000	Barclays Bank PLC	4/17/19	(3,163)
USD	515,025	MXN	10,000,000	Barclays Bank PLC	4/17/19	(1,858)
USD	1,386,911	MXN	26,913,000	Barclays Bank PLC	4/17/19	(4,173)
USD	14,326,928	MXN	276,360,000	Barclays Bank PLC	4/17/19	42,376
USD	533,024	PLN	1,991,511	Barclays Bank PLC	4/17/19	(3,195)
USD	21,913,397	TWD	671,557,969	Barclays Bank PLC	4/17/19	(60,313)
USD	39,969,563	ZAR	559,973,582	Barclays Bank PLC	4/17/19	(1,869,297)
COP	60,569,256,501	USD	18,913,412	Citibank N.A.	4/17/19	533,530
EUR	3,000,000	USD	3,448,995	Citibank N.A.	4/17/19	7,756
EUR	4,500,000	USD	5,150,488	Citibank N.A.	4/17/19	34,638
EUR	5,800,000	USD	6,702,805	Citibank N.A.	4/17/19	(19,753)
MXN	18,000,000	USD	934,606	Citibank N.A.	4/17/19	(4,218)
MXN	276,326,012	USD	14,201,225	Citibank N.A.	4/17/19	81,571
USD	1,951,243	EUR	1,700,000	Citibank N.A.	4/17/19	(7,582)
USD	2,757,624	EUR	2,400,000	Citibank N.A.	4/17/19	(7,777)
USD	2,774,856	EUR	2,400,000	Citibank N.A.	4/17/19	9,455
USD	2,867,983	EUR	2,500,000	Citibank N.A.	4/17/19	(12,643)
USD	5,752,975	EUR	5,000,000	Citibank N.A.	4/17/19	(8,276)
USD	148,552,144	EUR	127,976,581	Citibank N.A.	4/17/19	1,091,094
USD	11,840,163	GBP	9,225,047	Citibank N.A.	4/17/19	(307,776)
USD	6,378,452	IDR	92,873,446,000	Citibank N.A.	4/17/19	(207,773)
USD	78,096,389	JPY	8,389,426,534	Citibank N.A.	4/17/19	580,299
USD	13,639,179	MXN	264,225,000	Citibank N.A.	4/17/19	(18,137)
USD	39,674,869	MXN	769,783,713	Citibank N.A.	4/17/19	(113,870)
USD	16,409,221	RUB	1,113,283,623	Citibank N.A.	4/17/19	(442,141)
AUD	50,890,000	USD	36,556,831	Goldman Sachs Group Inc.	4/17/19	475,090
CLP	6,691,958,000	USD	9,834,606	Goldman Sachs Group Inc.	4/17/19	369,829
MXN	306,150,000	USD	15,896,464	Goldman Sachs Group Inc.	4/17/19	(72,120)
PEN	33,635,000	USD	10,004,462	Goldman Sachs Group Inc.	4/17/19	78,023
RUB	1,228,556,000	USD	18,167,858	Goldman Sachs Group Inc.	4/17/19	428,340
ZAR	147,002,000	USD	10,491,675	Goldman Sachs Group Inc.	4/17/19	491,694
AUD	38,619,000	USD	27,753,776	JPMorgan Chase & Co.	4/17/19	348,715
BRL	54,810,000	USD	14,464,795	JPMorgan Chase & Co.	4/17/19	484,841
BRL	88,070,000	USD	23,492,224	JPMorgan Chase & Co.	4/17/19	529,203
CAD	22,162,000	USD	16,768,256	JPMorgan Chase & Co.	4/17/19	128,995
EUR	3,953,000	USD	4,574,451	JPMorgan Chase & Co.	4/17/19	(19,606)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	9,850,356,000	USD	700,495	JPMorgan Chase & Co.	4/17/19	$(1,946)
KRW	15,501,676,000	USD	13,825,969	JPMorgan Chase & Co.	4/17/19	140,071
USD	17,536,065	KRW	19,563,760,000	JPMorgan Chase & Co.	4/17/19	(89,659)
USD	22,355,087	KRW	24,939,334,832	JPMorgan Chase & Co.	4/17/19	(113,693)
USD	15,059,745	MXN	290,457,300	JPMorgan Chase & Co.	4/17/19	46,528
ARS	90,178,500	USD	2,222,240	Citibank N.A.	4/30/19	(19,003)
ARS	100,170,000	USD	2,452,142	Citibank N.A.	4/30/19	(4,793)
USD	2,964,565	ARS	121,310,000	JPMorgan Chase & Co.	5/15/19	39,755
ARS	51,585,000	USD	1,157,653	Citibank N.A.	7/17/19	20,889
ARS	88,752,652	USD	2,006,617	Citibank N.A.	7/17/19	21,078
ARS	39,642,000	USD	888,038	Citibank N.A.	7/31/19	7,220
ARS	100,040,000	USD	2,255,693	Citibank N.A.	7/31/19	3,566
USD	4,331,567	INR	325,370,000	Barclays Bank PLC	9/9/19	(132,389)

Total						$1,315,286

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Russian Federation 7.500%, due 3/31/30)	$16,330,000	6/20/23	1.221%	1.000% quarterly	$(147,216)	$(356,563)	$209,347

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
51,780,000		9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(337,598)
208,100,000	MXN	4/13/20	28-Day MXN TIIE-Banxico every 28 days	7.190% every 28 days	—	(156,690)
928,800,000	MXN	4/14/20	28-Day MXN TIIE-Banxico every 28 days	7.108% every 28 days	—	(746,641)
550,600,000	MXN	4/15/20	28-Day MXN TIIE-Banxicoevery 28 days	7.075% every 28 days	—	(454,279)
378,200,000	MXN	4/15/20	28-Day MXN TIIE-Banxico every 28 days	7.085% every 28 days	—	(309,747)
760,400,000	MXN	5/28/20	28-Day MXN TIIE-Banxico every 28 days	7.440% every 28 days	—	(486,420)
369,200,000	MXN	5/29/20	28-Day MXN TIIE-Banxico every 28 days	7.400% every 28 days	—	(246,270)
749,400,000	MXN	6/1/20	28-Day MXN TIIE-Banxico every 28 days	7.340% every 28 days	—	(531,826)
13,530,000		6/14/20	3- Month LIBOR quarterly	1.671% semi-annually	$(3,551)	(175,802)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
33,390,000		12/19/20	3-Month LIBOR quarterly	2.126% semi-annually	—	$(302,551)
67,310,000		1/31/21	3-Month LIBOR quarterly	2.706% semi-annually	—	129,553
94,940,000		6/1/21	3-Month LIBOR quarterly	1.340% semi-annually	—	(2,674,039)
50,600,000		6/27/21	3-Month LIBOR quarterly	1.220% semi-annually	—	(1,608,217)
52,000,000		10/17/21	3-Month LIBOR quarterly	3.117% semi-annually	—	750,310
14,852,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	$7,210	(45,201)
68,022,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(23,832)	(166,004)
50,120,000		12/18/21	3-Month LIBOR quarterly	2.851% semi-annually	36,890	367,888
260,792,000		12/18/21	3-Month LIBOR quarterly	3.230% semi-annually	389,248	3,234,769
2,119,290,000	MXN	3/31/22	28-Day MXN TIIE- Banxico every 28 days	7.340% every 28 days	69,137	(2,595,945)
555,948,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(1,431,447)	7,506,788
26,780,000		12/1/22	3-Month LIBOR quarterly	2.169% semi-annually	—	(352,852)
66,762,000		3/20/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	4,190	82,967
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month JPY LIBOR semi-annually	1,161	(664,602)
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR quarterly	—	4,266,133
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR quarterly	—	2,725,409
47,817,000		7/19/29	3-Month LIBOR quarterly	3.000% semi-annually	—	1,293,191
57,544,000		12/18/29	3.300% semi-annually	3-Month LIBOR quarterly	(291,053)	(2,681,494)
49,518,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	30,010	1,297,362

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	125,647,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	$(662,440)	$(2,152,106)
	21,855,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(522,065)	(1,511,561)
	24,568,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	108,966	(316,885)
	36,704,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	34,766	(1,196,125)
	1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	(11,853)	(435,573)
	3,396,700	EUR	8/23/47	1.498% annually	6-Month Euribor - Reuters semi-annually	(3,635)	(249,274)
	19,933,000		7/19/49	3.000% semi-annually	3-Month LIBOR quarterly	(80,592)	(601,841)

Total						$(2,348,890)	$654,827

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America N.A.	753,300,000	BRL	1/4/21	BRL-CDI	**	9.230	%**	$—	$9,480,510

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.31 Index	$1,654,240		12/20/23	5.000% quarterly	$100,085	$99,426	$659
Markit CDX.NA.IG.31 Index	283,513,104		12/20/23	1.000% quarterly	4,331,513	3,835,829	495,684
Markit ITRX.EUR.XOVER Index	1,437,313	EUR	12/20/19	5.000% quarterly	51,327	29,108	22,219
Markit ITRX.EUR.XOVER Index	6,057,537	EUR	12/20/20	5.000% quarterly	350,770	157,752	193,018
Markit ITRX.EUR.XOVER Index	1,973,320	EUR	6/20/21	5.000% quarterly	143,886	89,746	54,140

Total					$4,977,581	$4,211,861	$765,720

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$82,006,734	$0	*	$82,006,734
Other Corporate Bonds & Notes	—	391,136,264	—		391,136,264
Sovereign Bonds	—	404,553,558	—		404,553,558
U.S. Government & Agency Obligations	—	122,358,371	—		122,358,371
Collateralized Mortgage Obligations	—	87,156,866	—		87,156,866
Asset-Backed Securities	—	37,805,583	—		37,805,583
Non-U.S. Treasury Inflation Protected Securities	—	29,514,162	—		29,514,162
Senior Loans:
Communication Services	—	5,709,424	132,229		5,841,653
Consumer Discretionary	—	6,981,701	1,315,817		8,297,518
Other Senior Loans	—	13,285,927	—		13,285,927
Municipal Bonds	—	5,927,864	—		5,927,864
U.S. Treasury Inflation Protected Securities	—	5,479,978	—		5,479,978
Purchased Options:
Exchange-Traded Purchased Options	$2,203,300	—	—		2,203,300
OTC Purchased Options	—	2,907,450	—		2,907,450
Common Stocks	878,986	—	—		878,986
Preferred Stocks	397,525	—	—		397,525

Total Long-Term Investments	$3,479,811	$1,194,823,882	$1,448,046		$1,199,751,739

Short-Term Investments†:
Sovereign Bonds	—	6,515,040	—		6,515,040
Money Market Funds	—	9,052,187	—		9,052,187

Total Short-Term Investments	—	$15,567,227	—		$15,567,227

Total Investments	$3,479,811	$1,210,391,109	$1,448,046		$1,215,318,966

Other Financial Instruments:
Futures Contracts	$60,118,251	—	—		$60,118,251
Forward Foreign Currency Contracts	—	$9,900,849	—		9,900,849
Centrally Cleared Interest Rate Swaps	—	21,654,370	—		21,654,370
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	765,720	—		765,720

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
OTC Interest Rate Swaps‡	—	$9,480,510	—	$9,480,510

Total Other Financial Instruments	$60,118,251	$41,801,449	—	$101,919,700

Total	$63,598,062	$1,252,192,558	$1,448,046	$1,317,238,666

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$3,389,519	—	—	$3,389,519
OTC Written Options	—	$717,335	—	717,335
Futures Contracts	67,256,096	—	—	67,256,096
Forward Foreign Currency Contracts	—	8,585,563	—	8,585,563
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	147,216	—	147,216
Centrally Cleared Interest Rate Swaps	—	20,999,543	—	20,999,543

Total	$70,645,615	$30,449,657	—	$101,095,272

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $461,068 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason.

Notes to Schedule of Investments (unaudited) (continued)

While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended January 31, 2019. The following transactions were effected in shares of such companies for the period ended January 31, 2019.

	Affiliate Value at October 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$18,100	$167,661,604	167,661,604	$158,627,517	158,627,517	—	$61,597	—	$9,052,187

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2019